Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 2/24/2026 10:10:02 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment